SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies
Declaration of Conformity

2.a)	Declaration of Conformity

The consolidated financial statements have been prepared and are being presented in accordance with IFRS Accounting Standards (“IFRS”) issued by the International Accounting Standard Board (IASB) and highlight all the relevant information at the financial statements, and only this information, which correspond to those used by the Company's management in its activities.

Basis of Presentation

2.b)	Basis of Presentation

The financial statements have been prepared on a historical cost basis and adjusted to reflect: (i) the fair value measurement of certain financial assets and liabilities (including derivative instruments), as well as pension plan assets and (ii) impairment losses. When IFRS allows the option between acquisition cost or another measurement criterion, the acquisition cost criterion was used.

The preparation of these financial statements requires Management to use certain accounting estimates, judgments, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses as of the balance sheet date, which may differ from actual future results. The assumptions used are based on historical data and other factors considered relevant and are reviewed by the Company's Management.

The keys sources of estimation uncertainty are presented in the following explanatory notes:

Note 03 – Business combination

Note 13 – Impairment of assets

Note 15 – Financial instruments (derivatives and hedge accounting)

Note 20 – Income tax and social contribution (deferred taxes)

Note 22 – Tax, social security, labor, civil, environmental provisions and judicial deposits

Note 23 – Provision for environmental liabilities and decommissioning

Note 32 – Employee benefits

The consolidated financial statements were approved by Management on April 30, 2026.

Functional Currency and Presentation Currency

2.c)	Functional Currency and Presentation Currency

The accounting records included in the financial statements of each of the Company's subsidiaries are measured using the currency of the main economic environment in which each subsidiary operates ("functional currency"). The consolidated financial statements are presented in R$ (Reais), which is the Company's functional currency and the Group's presentation currency.

Transactions in foreign currencies are translated into the functional currency using the exchange rates prevailing on the dates of the transactions or valuation, in which the items are remeasured. The balances of the asset and liability accounts are translated at the exchange rate on the balance sheet date. As of December 31, 2025, US$ 1 is equivalent to R$ 5.5024 (R$ 6.1923 on December 31, 2024) and €1 is equivalent to R$ 6.4692 (R$ 6.4363 on December 31, 2024), according to rates extracted from the website of the Central Bank of Brazil.

Material Accounting Policies

2.d)	Material Accounting Policies

The significant accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent for all years presented.

Adoption of New Requirements, Standards, Amendments, Orientations and Interpretations

2.e)	Adoption of New Requirements, Standards, Amendments, Orientations and Interpretations

The new requirements, standards, changes, orientations and interpretations that came into effect for fiscal years beginning on January 1, 2025, were:

Amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates: establishes specific guidelines for the measurement and disclosure of transactions and balances in foreign currency whenever there is no observable exchange rate due lack of exchangeability between currencies. This amendment establishes criteria for estimating the applicable exchange rate in such circumstances.

The new requirements, standards, changes, orientations and interpretations that came into effect for fiscal years beginning on January 1, 2026, were:

IFRS S1 – General Requirements for Disclosure of Sustainability-related Financial Information: established requirements for the disclosure of risks and opportunities related to sustainability over the short, medium and long term that may affect the entity's cash flows, access to financing, and the cost of capital. The Company will use the initial adoption reliefs and will disclose this information in accordance with the standard as of the year beginning January 1, 2027.

IFRS S2 – Climate-related Disclosure: establishes requirements for the disclosure of climate-related risks and opportunities that have a material impact on the Company's financial statements. The main expected impact of adopting such a standard is the establishment of connections between climate-related risks and opportunities previously disclosed on the market through other reports and financial statements and their respective projections. Adoption of these standards will begin with the fiscal year starting January 1, 2026, and the Company is currently in an intermediary stage of implementing such a pronouncement.

Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments: introduces specific clarifications on the assessment of the characteristics of contractual cash flows and on the derecognition of financial liabilities, in addition to expanding disclosure requirements applicable to certain financial instruments.

Amendments to IFRS 9 and IFRS 7 –Nature-dependent Electricity: provides clarifications for the accounting treatment applicable to electricity purchase and sale contracts for which volume or price is linked to natural factors, such as weather conditions.

Amendments to IAS 21 – Translation to a Hyperinflationary Presentation Currency: provides clarifications regarding criteria for translating financial statements whenever the functional currency is part of a hyperinflated economy and the entity in question presents its information in a different currency.

Annual Improvements to IFRS – Volume 11. The adoption is defined for fiscal years beginning on January 1, 2026, with the possibility of early adoption:

i)	IFRS 1 - First-time Adoption of International Financial Reporting Standards The changes aim to clarify issues related to the first application of the standards, ensuring a smoother adoption for companies
ii)	IFRS 7 - Financial Instruments. Disclosures and its accompanying Guidance on implementing IFRS 7: The amendments are intended to improve guidance on financial statement disclosures about financial instruments and to clarify the implementation of certain requirements
iii)	IFRS 9 - Financial Instruments: The modifications aim to correct inconsistencies or provide more clarity on the application of certain provisions of this standard, especially related to the measurement and classification of financial instruments.
iv)	IFRS 10 - Consolidated Financial Statements: The improvements address minor issues regarding the application of control and the determination of when an entity should consolidate its subsidiaries
v)	IAS 7 - Statement of Cash Flows: The changes are made to improve clarity in the guidance on the presentation of cash flows, especially in relation to financing activities and the classification of certain flows.

IFRS 18 – Presentation and Disclosure in Financial Statements: establishes new requirements for the presentation and disclosure of Income Statements and replaces the current presentation requirements provided for in IAS 1. This standard introduces improved principles for the aggregation, disaggregation and classification of information, in addition to requiring the disclosure, as part of an explanatory note, of performance measures defined by management that meet established criteria to increase the comparability and transparency of the financial statements. Based on the analyses carried out so far, the Company estimates that the main potential impacts are related to the presentation of profit or loss, possible reflections in the Statement of Cash Flows, and to the expansion of the disclosures in the explanatory note, including the reconciliation of measures such as adjusted EBITDA. This standard will be adopted for the fiscal year starting on January 1, 2027, and the Company has already started a project for implementation of the standard.

IFRS 19 – Subsidiaries without Public Accountability: Disclosures: An eligible subsidiary applies the requirements of other IFRS Standards, except for disclosure requirements, applying instead the reduced disclosure requirements of IFRS 19. The reduced disclosure requirements of IFRS 19 balance the information needs of users of the financial statements of eligible subsidiaries with cost savings for preparers. Mandatory adoption is defined for fiscal years beginning January 1, 2027.

No impacts other than those mentioned above were identified regarding the Company's accounting recognition, measurement and disclosure on the base date and in subsequent years.

Brazilian Tax Reform: Constitutional Amendment 132/2023, which is regulated in part by Complementary Law No. 214/2025 introduced profound changes in Brazil’s national tax system. A long transition period will be implemented between 2026 and 2032. The Company recognizes the complexity of these changes and is committed to making every effort necessary to ensure its full compliance with established provisions. In this context, Management actively monitors developments in the tax reform process, evaluating potential impacts on the Company's operation and financial results. Planning and execution of adaptation measures will include investments in technology, training of teams and the review of processes, with the objective of mitigating risks and ensuring compliance with new legal requirements. The impacts of the new tax rules will only be fully apparent once pending regulatory matters are finalized. As a result, Brazil’s Tax Reform did not affect the Company’s financial statements as of December 31, 2025.

International Tax Reform: On May 23, 2023, the International Accounting Standards Board issued International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12, which clarifies that IAS 12 applies to income taxes arising from tax legislation enacted or substantially enacted to implement the Pillar Two model rules published by the OECD, including tax legislation implementing Qualified Domestic Top-up Minimum Taxes. The Group adopted these amendments, considering that consolidated revenue is above the minimum limit of 750,000 euros.